Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 894,318	$ 180,154	$ 1,146,318
Accounts receivable, net of allowance for doubtful accounts of $5,149, $5,149 and $5,149	521,525	837,890	899,311
Inventories	1,500,603	626,458	867,676
Other current assets	160,162	70,403	20,951
Total current assets	3,076,608	1,714,905	2,934,256
Property and equipment, net of accumulated depreciation of $7,939,270, $7,768,893 and $7,343,888	476,380	645,346	1,070,088
Other assets, net	1,329,245	1,309,478	1,251,838
Total assets	4,882,233	3,669,729	5,256,182
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	1,359,647	945,816	949,963
Accrued payroll	263,451	225,144	163,512
Short-term notes payable	225,000		124,758
Derivative liabilities			32,451
Other accrued liabilities	763,805	481,165	690,663
Deferred revenue	359,993	176,207	276,272
Total current liabilities	2,971,896	1,828,332	2,237,619
Long-term liabilities:
Deferred revenue	1,047,913	1,136,016	1,222,427
Other long-term liabilities	250,548	324,551	348,161
Commitments
Shareholders' equity:
Preferred stock
Common stock, no par value, 100,000,000 shares authorized; 18,851,312 shares issued and outstanding at June 30,2011, 18,455,094 shares issued and outstanding at December 31, 2010 and 17,729,111 at December 31, 2009	114,875,743	114,762,654	114,355,059
Accumulated deficit	(123,695,765)	(123,761,653)	(122,189,370)
Total shareholders' equity	611,876	380,830	1,447,975
Total liabilities and shareholders' equity	4,882,233	3,669,729	5,256,182
Series D Preferred Stock [Member]
Shareholders' equity:
Preferred stock	1,878,768	1,878,768	1,878,768
Series E Preferred Stock [Member]
Shareholders' equity:
Preferred stock	5,478,466	5,478,466	5,478,466
Series F Preferred Stock [Member]
Shareholders' equity:
Preferred stock	723,025	723,025	720,018
Series G Preferred Stock [Member]
Shareholders' equity:
Preferred stock	$ 1,351,639	$ 1,299,570	$ 1,205,034